Financial Instruments at Amortized Cost	12 Months Ended
Dec. 31, 2021
Financial Instruments At Amortised Cost [Abstract]
Financial Instruments at Amortized Cost
13.	Financial Instruments at Amortized Cost:

As of December 31, 2020 and 2021, financial assets at amortized cost are detailed as follows:

	2020	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Bonds issued by the Central Bank of Chile	—	—
Promissory notes issued by the Central Bank of Chile	—	—
Other instruments of the Chilean Government and the Central Bank of Chile	—	839,744

Other instruments issued in Chile
Deposit promissory notes from domestics banks	—	—
Mortgage bonds from domestic banks	—	—
Bonds from domestic banks	—	—
Deposits from domestic banks	—	—
Bonds from other Chilean companies	—	—
Promissory notes issued by other Chilean companies	—	—
Other instruments issued in Chile	—	—

Instruments issued Abroad
Instruments from foreign governments or Central Banks	—	—
Other instruments	—	—

Total	—	839,744

(a.1)	The credit ratings of the issuers of instruments assets at amortized cost as of December 31, 2021, are as follows:

	As of December 31, 2020				As of December 31, 2021
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	—	—	—	—	839,744	—	—	839,744
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	—	—	—	—	—	—	—	—
Total	—	—	—	—	839,744	—	—	839,744

(a.2)	Analysis of changes in gross carrying amount and corresponding allowance for ECL by stage for financial instruments measured at amortized cost as of December 31, 2021, is as follows:

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$
Balance as of January 1, 2021	—	—	—	—	—	—	—	—
Net change on Balance *	839,744	—	—	—	—	—	839,744	—
Change in fair value	—	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2					—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Balance as of December 31, 2021	839,744	—	—	—	—	—	839,744	—

*	Net change between assets purchased and assets derecognized excluding write offs.

**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.